Debt including Capital Lease Obligations - Carrying and Estimated Fair Value Table (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013 Senior notes 7.875% Senior Secured Notes due 2021		Feb. 28, 2013 Senior notes 7.875% Senior Secured Notes due 2021	Feb. 05, 2013 Senior notes 7.875% Senior Secured Notes due 2021	Dec. 31, 2013 Senior notes 7.5% Senior Notes due 2014		Feb. 28, 2013 Senior notes 7.5% Senior Notes due 2014	Dec. 31, 2012 Senior notes 7.5% Senior Notes due 2014		Dec. 31, 2013 Convertible notes	Dec. 31, 2012 Convertible notes	Dec. 31, 2011 Convertible notes	Dec. 31, 2013 Convertible notes 4.25% Convertible Senior Notes due 2016		Dec. 31, 2012 Convertible notes 4.25% Convertible Senior Notes due 2016		Dec. 31, 2013 Line of credit facility ABL Term Loan		Dec. 31, 2012 Line of credit facility ABL Term Loan		Dec. 31, 2013 Line of credit facility Credit Facility Revolver		Dec. 31, 2012 Line of credit facility Credit Facility Revolver		Dec. 31, 2013 Line of credit facility Credit Facility Term Loan		Dec. 31, 2012 Line of credit facility Credit Facility Term Loan
Debt Instrument [Line Items]
Stated interest rate on debt instrument					7.875%		7.875%	7.875%			7.50%	7.50%		4.25%	4.25%	4.25%	4.25%
Carrying Value					$ 422,174				$ 0			$ 106,438					$ 164,050		$ 153,082		$ 6,375		$ 0		$ 0		$ 40,000		$ 0		$ 305,250
Estimated Fair Value					459,000	[1]			0	[1]		106,000	[1]				194,000	[1]	174,000	[1]	6,000	[1]	0	[1]	0	[1]	38,000	[1]	0	[1]	296,000	[1]
Capital Lease Obligations - Carrying Value	39,025	[2]	755	[2]
Capital Lease Obligations - Estimated Fair Value	39,000	[1],[2]	700	[1],[2]
Less current portion	(2,271)		(65,008)
Total long-term debt and capital lease obligations	$ 629,353		$ 540,517

[1]	The fair value of the senior notes is based on observable inputs, which include quoted prices for similar assets or liabilities in an active market and market-corroborated inputs (Level 2). All other debt may be traded on the secondary loan market, and the fair value is based on either the last available trading price, if recent, or trading prices of comparable debt (Level 3). See also Note 12 for discussion of fair value.
[2]	Capital lease obligations at December 31, 2013 include the borrowings for the salad production and warehousing facility in the Midwest. See further description of the build-to-suit lease